Related party transacti (Details Narrative) - Investors [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Proceed from related party	$ 400	$ 400	$ 800	$ 800
Accounts receivable	$ 300		$ 300		$ 300	$ 200